FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Foreign Currency Sensitivity Analysis (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable (in percent)	10.00%
Currency risk | EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, trade receivables	$ 93
10% increase, trade payables	553
10% decrease, trade receivables	(93)
10% decrease, trade payables	(553)
Currency risk | BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, trade receivables	111
10% increase, trade payables	82
10% decrease, trade receivables	(111)
10% decrease, trade payables	(82)
Currency risk | BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, trade receivables	5
10% increase, trade payables	51
10% decrease, trade receivables	(5)
10% decrease, trade payables	(51)
Currency risk | GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, trade receivables	3
10% increase, trade payables	10
10% decrease, trade receivables	(3)
10% decrease, trade payables	(10)
Currency risk | INR
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, trade receivables	14
10% increase, trade payables	38
10% decrease, trade receivables	(14)
10% decrease, trade payables	(38)
Currency risk | MXN
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, trade receivables	4
10% increase, trade payables	5
10% decrease, trade receivables	(4)
10% decrease, trade payables	(5)
Currency risk | UAH
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, trade receivables	6
10% increase, trade payables	16
10% decrease, trade receivables	(6)
10% decrease, trade payables	(16)
Currency risk | ARS
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, trade receivables	21
10% increase, trade payables	70
10% decrease, trade receivables	(21)
10% decrease, trade payables	(70)
Currency risk | ARS
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, trade receivables	5
10% increase, trade payables	6
10% decrease, trade receivables	(5)
10% decrease, trade payables	(6)
Currency risk | Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	13,605
Currency risk | Trade payables | USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	4,989
Currency risk | Trade payables | EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	5,531
Currency risk | Trade payables | BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	823
Currency risk | Trade payables | BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	512
Currency risk | Trade payables | GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	104
Currency risk | Trade payables | INR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	382
Currency risk | Trade payables | MXN
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	53
Currency risk | Trade payables | UAH
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	164
Currency risk | Trade payables | ARS
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	697
Currency risk | Trade payables | ARS
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	62
Currency risk | Trade payables | Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	288
Currency risk | Trade receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	3,661
Currency risk | Trade receivables | USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	776
Currency risk | Trade receivables | EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	928
Currency risk | Trade receivables | BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,111
Currency risk | Trade receivables | BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	49
Currency risk | Trade receivables | GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	27
Currency risk | Trade receivables | INR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	139
Currency risk | Trade receivables | MXN
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	39
Currency risk | Trade receivables | UAH
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	63
Currency risk | Trade receivables | ARS
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	211
Currency risk | Trade receivables | ARS
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	51
Currency risk | Trade receivables | Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 267